Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 820	$ 1,864	$ 2,996	$ 3,366
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		(7)	19	11	15
Change in the fair value of equity instruments at FVOCI	[1]	(1)	1	123	0
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(174)	253	219	(31)
Total Other Comprehensive Income (Loss), Net of Tax		(182)	273	353	(16)
Comprehensive Income (Loss)		$ 638	$ 2,137	$ 3,349	$ 3,350

[1]	Fair value through other comprehensive income (loss) (“FVOCI”).